Shareholders' equity, net (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Shareholders’ equity, net [Line Items]
Disclosure of detailed information about dividends declared and paid [Text Block]
During 2015, no dividends have been declared or paid. The table below presents the dividends declared and paid in 2017 and 2016:

Meetings	Date	Dividends paid	Dividend per share
		US$(000)	US$

2017 Dividends
Mandatory Annual Shareholders’ Meeting	March 28	15,711	0.056
Less - Dividends of treasury shares		(1,232)

		14,479

Board of Directors’ Meeting	October 27	8,269	0.030
Less - Dividends of treasury shares		(649)

		7,620
		22,099
2016 Dividends
Board of Directors’ Meeting	October 27	8,269	0.030
Less - Dividends of treasury shares		(648)

		7,621

Disclosure Of Earning Per Share [Text Block]
The calculation of profit (loss) per share attributable to the equity holders of the parent is presented below:

	2017	2016	2015

Profit (loss) net (numerator) - US$	60,823,000	(323,492,000)	(317,210,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	254,186,867

Profit (loss) net per basic share and diluted - US$	0.24	(1.27)	(1.25)

The calculation of profit (loss) per share from continuing operations attributable to the equity holders of the Parent is presented below:

	2017	2016	2015

Profit (loss) net (numerator) - US$	70,921,000	(304,419,000)	(296,977,000)
Total common and investment shares (denominator)	253,986,867	253,986,867	254,186,867

Profit (loss) net per basic share and diluted - US$	0.28	(1.20)	(1.17)

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Disclosure of detailed information about equity share capital [Text Block]
As of December 31, 2017, the Company’s capital stock structure is as follows:

Percentage of individual interest in capital	Number of shareholders	Total percentage interest

Up to 1.00	2,835	4.37
From 1.01 to 20.00	2	21.07
From 20.01 to 30.00	1	21.00
From 30.01 to 60.00	1	53.56

	2,839	100.00

capital stock [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Disclosure of classes of share capital [text block]
The Group’s share capital is stated in Soles and consists of common shares with voting rights, with a nominal amount of S/10.00 per share. The table below presents the composition of the capital stock as of December 31, 2017 and 2016:

	Number of shares	Capital stock	Capital stock
		S/(000)	US$(000)

Common shares	274,889,924	2,748,899	813,162
Treasury shares	(21,174,734)	(211,747)	(62,665)

	253,715,190	2,537,152	750,497

investment shares [Member]
Disclosure of Shareholders’ equity, net [Line Items]
Disclosure of classes of share capital [text block]
The table below presents the composition of the investment shares as of December 31, 2017 and 2016:

	Number of shares	Number of shares	Number of shares
		S/(000)	US$(000)

Investment shares	744,640	7,447	2,161
Treasury investment shares	(472,963)	(4,730)	(1,370)

	271,677	2,717	791